Variable interest entities (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Consolidated VIEs CNY	Dec. 31, 2012 Consolidated VIEs CNY	Dec. 31, 2011 Consolidated VIEs CNY
Financial Statement balances
Current assets	$ 563,702,437	3,412,485,450	3,515,478,491		1,956,233,219	1,881,651,904
Non-current Assets					933,328,152	345,087,386
Total assets					2,889,561,371	2,226,739,290
Current liabilities	294,358,460	1,781,957,810	1,720,206,738		1,364,036,110	892,021,422
Non-current Liabilities					21,797,495	29,211,730
Total liabilities					1,385,833,605	921,233,152
Total revenues	504,264,003	3,052,662,993	2,770,586,055	2,983,436,657	2,191,261,151	1,946,345,171	2,182,477,147
Net income	$ 89,600,349	542,413,633	540,650,188	983,986,415	106,301,882	270,187,228	313,744,575